Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO[1] ($)	Compensation Actually Paid to PEO[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on TSR[4] ($)		Net Loss ($ Millions)	Company selected measure[5] ($)
					Total Shareholder Return	Peer Group Total Shareholder Return
2024	14,298,554	106,752,387	4,692,394	24,096,054	714.74	93.49	(110.0)	-
2023	12,628,061	36,947,671	3,503,457	9,571,497	330.55	94.03	(85.9)	-
2022	5,411,291	13,264,512	1,881,353	3,867,364	166.96	89.90	(68.9)	-
2021	4,059,119	2,805,866	1,426,477	1,147,131	81.71	100.02	(55.0)	-

1. For each of the fiscal years presented in the table above, Brian Lian was our only PEO. The individuals comprising the Non-PEO NEOs for each of the fiscal years presented in the table above are Marianne Mancini and Greg Zante.

2. Represents the amount of the CAP to our PEO or the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K, and does not reflect compensation actually earned, realized or received by our PEO or the Non-PEO NEOs during the applicable fiscal year. These amounts reflect the total amount of compensation for our NEOs reported in the Summary Compensation Table, with certain adjustments as described in footnote 3 below.

3. The following table summarizes the adjustments required to be made to the amounts reported in the Summary Compensation Table for the applicable fiscal year in accordance with Item 402(v) of Regulation S-K in order to determine the amounts shown in the table above as being the CAP. Equity values are calculated in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 718.

Fiscal Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)(a)	Inclusion of Equity Values for PEO ($)(b)	Compensation Actually Paid to PEO ($)(c)
2024	14,298,554	(13,104,806)	105,558,639	106,752,387
2023	12,628,061	(11,640,961)	35,960,571	36,947,671
2022	5,411,291	(4,446,176)	12,299,397	13,264,512
2021	4,059,119	(3,187,119)	1,933,866	2,805,866

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)(d)	Average Inclusion of Equity Values for Non-PEO NEOs ($)(e)	Average Compensation Actually Paid to Non-PEO NEOs ($)(c)
2024	4,692,394	(3,968,394)	23,372,054	24,096,054
2023	3,503,457	(2,840,957)	8,908,997	9,571,497
2022	1,881,353	(1,262,943)	3,248,955	3,867,364
2021	1,426,477	(886,977)	607,631	1,147,131

(a) Represents the aggregate amount of the “Stock Awards” and “Option Awards” columns for our PEO reported in the Summary Compensation Table for the applicable fiscal year.

(b) Amounts reported in this column are derived from the amounts set forth in the following table for the applicable fiscal year:

Fiscal Year	Year-End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of the Last Day of the Year for PEO ($)	Change in Fair Value from the Last Day of the Prior Year to the Last Day of the Year of Unvested Equity Awards for PEO ($)	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year for PEO ($)	Change in Fair Value from the Last Day of the Prior Year to the Vesting Date of Unvested Equity Awards that Vested During the Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2024	36,416,127	26,094,769	10,004,146	33,043,597	105,558,639
2023	29,034,103	5,163,877	-	1,762,591	35,960,571
2022	8,750,448	3,011,128	-	537,821	12,299,397
2021	2,472,781	(633,970)	-	95,055	1,933,866

(c) The following adjustments are not applicable and are therefore omitted: (i) the fair value as of the vesting date for awards that are granted and vest in the same year, (ii) the amount equal to the fair value at the end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year and (iii) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.

(d) Represents the average of the aggregate amount of the “Stock Awards” and “Option Awards” columns for the Non-PEO NEOs reported in the Summary Compensation Table for the applicable fiscal year.

(e) Amounts reported in this column are derived from the amounts set forth in the following table for the applicable fiscal year:

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of the Last Day of the Year for Non-PEO NEOs ($)	Average Change in Fair Value from the Last Day of the Prior Year to the Last Day of the Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Fair Value of Vested Awards Granted and Vested in Current Fiscal Year for Non-PEO NEOs ($)	Average Change in Fair Value from the Last Day of the Prior Year to the Vesting Date of Unvested Equity Awards that Vested During the Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	9,849,955	7,046,548	1,327,104	5,148,447	23,372,054
2023	6,618,575	1,996,417	-	294,005	8,908,997
2022	2,508,346	667,006	-	73,603	3,248,955
2021	693,542	(113,247)	-	27,336	607,631

4. The TSR assumes $100 was invested in the Company for the period from the beginning of the measurement period through the end of the listed measurement period. The TSR is calculated by dividing (i) the difference between the stock price at the end of each measurement period shown and the beginning of the measurement period by (ii) the stock price at the beginning of the measurement period. Historical stock performance is not necessarily indicative of future stock performance.

5. At this time, given that we are a research and development company without revenue, we do not use any specific company-selected financial measures for purposes of determining “Compensation Actually Paid.” As is the case with many companies in the biotechnology industry, our annual incentive objectives are generally tied to our clinical, program and regulatory metrics rather than financial goals. Accordingly, we do not have a financial metric in our executive compensation program that would constitute the Company Selected Measure, as contemplated under the SEC Pay Versus Performance disclosure rules, particularly as the pay versus performance table includes our TSR performance which is linked to the value of the equity awards held by our NEOs.

Named Executive Officers, Footnote

1. For each of the fiscal years presented in the table above, Brian Lian was our only PEO. The individuals comprising the Non-PEO NEOs for each of the fiscal years presented in the table above are Marianne Mancini and Greg Zante.

PEO Total Compensation Amount	$ 14,298,554	$ 12,628,061	$ 5,411,291	$ 4,059,119
PEO Actually Paid Compensation Amount	$ 106,752,387	36,947,671	13,264,512	2,805,866
Adjustment To PEO Compensation, Footnote

3. The following table summarizes the adjustments required to be made to the amounts reported in the Summary Compensation Table for the applicable fiscal year in accordance with Item 402(v) of Regulation S-K in order to determine the amounts shown in the table above as being the CAP. Equity values are calculated in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 718.

Fiscal Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)(a)	Inclusion of Equity Values for PEO ($)(b)	Compensation Actually Paid to PEO ($)(c)
2024	14,298,554	(13,104,806)	105,558,639	106,752,387
2023	12,628,061	(11,640,961)	35,960,571	36,947,671
2022	5,411,291	(4,446,176)	12,299,397	13,264,512
2021	4,059,119	(3,187,119)	1,933,866	2,805,866

(a) Represents the aggregate amount of the “Stock Awards” and “Option Awards” columns for our PEO reported in the Summary Compensation Table for the applicable fiscal year.

(b) Amounts reported in this column are derived from the amounts set forth in the following table for the applicable fiscal year:

Fiscal Year	Year-End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of the Last Day of the Year for PEO ($)	Change in Fair Value from the Last Day of the Prior Year to the Last Day of the Year of Unvested Equity Awards for PEO ($)	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year for PEO ($)	Change in Fair Value from the Last Day of the Prior Year to the Vesting Date of Unvested Equity Awards that Vested During the Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2024	36,416,127	26,094,769	10,004,146	33,043,597	105,558,639
2023	29,034,103	5,163,877	-	1,762,591	35,960,571
2022	8,750,448	3,011,128	-	537,821	12,299,397
2021	2,472,781	(633,970)	-	95,055	1,933,866

Non-PEO NEO Average Total Compensation Amount	$ 4,692,394	3,503,457	1,881,353	1,426,477
Non-PEO NEO Average Compensation Actually Paid Amount	$ 24,096,054	9,571,497	3,867,364	1,147,131
Adjustment to Non-PEO NEO Compensation Footnote

3. The following table summarizes the adjustments required to be made to the amounts reported in the Summary Compensation Table for the applicable fiscal year in accordance with Item 402(v) of Regulation S-K in order to determine the amounts shown in the table above as being the CAP. Equity values are calculated in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 718.

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)(d)	Average Inclusion of Equity Values for Non-PEO NEOs ($)(e)	Average Compensation Actually Paid to Non-PEO NEOs ($)(c)
2024	4,692,394	(3,968,394)	23,372,054	24,096,054
2023	3,503,457	(2,840,957)	8,908,997	9,571,497
2022	1,881,353	(1,262,943)	3,248,955	3,867,364
2021	1,426,477	(886,977)	607,631	1,147,131

(c) The following adjustments are not applicable and are therefore omitted: (i) the fair value as of the vesting date for awards that are granted and vest in the same year, (ii) the amount equal to the fair value at the end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year and (iii) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.

(d) Represents the average of the aggregate amount of the “Stock Awards” and “Option Awards” columns for the Non-PEO NEOs reported in the Summary Compensation Table for the applicable fiscal year.

(e) Amounts reported in this column are derived from the amounts set forth in the following table for the applicable fiscal year:

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During the Year That Remained Unvested as of the Last Day of the Year for Non-PEO NEOs ($)	Average Change in Fair Value from the Last Day of the Prior Year to the Last Day of the Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Fair Value of Vested Awards Granted and Vested in Current Fiscal Year for Non-PEO NEOs ($)	Average Change in Fair Value from the Last Day of the Prior Year to the Vesting Date of Unvested Equity Awards that Vested During the Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	9,849,955	7,046,548	1,327,104	5,148,447	23,372,054
2023	6,618,575	1,996,417	-	294,005	8,908,997
2022	2,508,346	667,006	-	73,603	3,248,955
2021	693,542	(113,247)	-	27,336	607,631

Compensation Actually Paid vs. Total Shareholder Return

The following chart sets forth the relationship between the CAP to our PEO, the average of the CAP to our Non-PEO NEOs, and our cumulative TSR and Peer Group TSR over the four most recently completed fiscal years.

Compensation Actually Paid vs. Net Income	The following chart sets forth the relationship between the CAP to our PEO, the average of the CAP to our Non-PEO NEOs, and our Net Loss during the four most recently completed fiscal years.
Tabular List, Table

Tabular List of Most Important Financial Performance Measures

At this time, given that we are a research and development company without revenue, we do not use any specific company-selected financial measures for purposes of determining “Compensation Actually Paid.” As is the case with many companies in the biotechnology industry, our annual incentive objectives are generally tied to the Company’s clinical, program and regulatory metrics rather than financial goals. Accordingly, we have omitted the tabular list of financial performance measures. For further information regarding our compensation philosophy and how we seek to align executive compensation with our performance, see the “Executive Compensation” section of this proxy statement.

Total Shareholder Return Amount	$ 714.74	330.55	166.96	81.71
Peer Group Total Shareholder Return Amount	93.49	94.03	89.9	100.02
Net Income (Loss)	$ (110,000,000)	$ (85,900,000)	$ (68,900,000)	$ (55,000,000)
PEO Name	Brian Lian	Brian Lian	Brian Lian	Brian Lian
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 105,558,639	$ 35,960,571	$ 12,299,397	$ 1,933,866
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,104,806)	(11,640,961)	(4,446,176)	(3,187,119)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,416,127	29,034,103	8,750,448	2,472,781
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,094,769	5,163,877	3,011,128	(633,970)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,043,597	1,762,591	537,821	95,055
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,004,146
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,372,054	8,908,997	3,248,955	607,631
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,968,394)	(2,840,957)	(1,262,943)	(886,977)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,849,955	6,618,575	2,508,346	693,542
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,046,548	1,996,417	667,006	(113,247)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,148,447	$ 294,005	$ 73,603	$ 27,336
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,327,104